Net Interest Expense and Other Net Finance Expense (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Interest Expense
Net interest expense	For the year ended December 31

	2017 $	2016 $

Interest on notes payable	2.9	4.4
Interest on revolving credit facilities	24.4	19.8
Interest on senior secured notes	-	5.8
Interest on finance leases	0.1	0.3
Other	1.6	1.1

Total interest expense	29.0	31.4

Interest income on available-for-sale investment debt securities	(2.4)	(2.1)
Other	(0.8)	(0.7)

Total interest income	(3.2)	(2.8)

Net interest expense	25.8	28.6

Schedule of Other Net Finance Expense

Other net finance expense	For the year ended
	December 31
	2017 $	2016 $

Amortization on available-for-sale investment debt securities	0.6	0.4
Bank charges	8.6	7.4

Total other finance expense	9.2	7.8

Realized gain on sale of available-for-sale investment debt securities	(1.4)	(0.1)
Derecognition of notes payable	(0.7)	(1.3)

Other net finance expense	7.1	6.4